Share of associates and joint ventures' profit (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Disclosure of associates [line items]
Net interest received (paid)	$ 14	$ 5	$ 27
Profit (loss) before taxation	279	231	1,589
Taxation	(70)	(95)	(625)
Profit (loss) for the period from continuing operations	209	136	964
Joint ventures
Disclosure of associates [line items]
Profit on sale of joint ventures	0	0	19
Associates | Joint ventures
Disclosure of associates [line items]
Revenue	162	148	677
Operating costs and other expenses	(90)	(80)	(353)
Net interest received (paid)	2	3	5
Profit (loss) before taxation	74	71	348
Taxation	(17)	(13)	(70)
Profit (loss) for the period from continuing operations	$ 57	$ 58	$ 278